UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments

Corporate Bonds & Notes — 86.8%
Security		Principal Amount* (000’s omitted)	Value

Aerospace — 2.2%

Bombardier, Inc., 6.00%, 10/15/22(1)		4,374	$4,286,520

Bombardier, Inc., 6.125%, 1/15/23(1)		1,016	995,680

Bombardier, Inc., 7.875%, 4/15/27(1)		2,400	2,274,000

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		1,037	1,088,850

TransDigm, Inc., 5.50%, 11/15/27(1)(2)		3,504	3,501,162

TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,763,155

TransDigm, Inc., 6.50%, 7/15/24		2,911	3,016,524

TransDigm, Inc., 6.50%, 5/15/25		440	458,150

TransDigm, Inc., 7.50%, 3/15/27		1,705	1,845,662

TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,695,950

			$23,925,653

Automotive & Auto Parts — 1.7%

Navistar International Corp., 6.625%, 11/1/25(1)		4,422	$4,532,550

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(3)	EUR	5,308	5,988,387

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)		2,088	2,212,654

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)		5,679	5,721,592

			$18,455,183

Banking & Thrifts — 0.9%

CIT Group, Inc., 5.00%, 8/1/23		2,150	$2,324,687

CIT Group, Inc., 6.125%, 3/9/28		1,420	1,679,150

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		4,805	5,385,372

			$9,389,209

Broadcasting — 3.1%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		3,673	$3,842,876

Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)		3,673	3,792,372

iHeartCommunications, Inc., 6.375%, 5/1/26		85	92,042

iHeartCommunications, Inc., 8.375%, 5/1/27		2,292	2,469,944

Netflix, Inc., 4.875%, 4/15/28		640	662,906

Netflix, Inc., 4.875%, 6/15/30(1)		2,212	2,241,862

Netflix, Inc., 5.50%, 2/15/22		1,790	1,904,113

Netflix, Inc., 5.875%, 2/15/25		2,155	2,375,888

Netflix, Inc., 5.875%, 11/15/28		4,030	4,448,112

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		1,482	1,566,770

Scripps Escrow, Inc., 5.875%, 7/15/27(1)		1,917	1,969,142

Security	Principal Amount* (000’s omitted)	Value

Broadcasting (continued)

Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	2,963	$3,103,743

Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	3,143,900

TEGNA, Inc., 5.00%, 9/15/29(1)	1,777	1,803,655

		$33,417,325

Building Materials — 1.2%

Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	442	$453,050

Builders FirstSource, Inc., 5.625%, 9/1/24(1)	856	892,380

Builders FirstSource, Inc., 6.75%, 6/1/27(1)	782	852,380

Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(6)	2,082	2,079,397

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	1,488	1,376,400

Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,123,864

Standard Industries, Inc., 5.50%, 2/15/23(1)	2,416	2,475,675

Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	4,093,400

		$13,346,546

Cable & Satellite TV — 4.7%

Cablevision Systems Corp., 5.875%, 9/15/22	1,410	$1,524,562

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,055	3,119,919

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,895	1,987,381

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	357	362,578

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,009,200

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	1,113	1,190,910

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	302	310,214

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,884,412

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	4,090	4,274,050

CSC Holdings, LLC, 5.25%, 6/1/24	385	415,800

CSC Holdings, LLC, 5.375%, 7/15/23(1)	970	996,656

CSC Holdings, LLC, 5.50%, 5/15/26(1)	4,205	4,441,531

CSC Holdings, LLC, 5.75%, 1/15/30(1)	5,085	5,358,319

CSC Holdings, LLC, 6.50%, 2/1/29(1)	1,001	1,122,997

CSC Holdings, LLC, 7.50%, 4/1/28(1)	1,273	1,438,490

CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,365,354

DISH DBS Corp., 5.875%, 7/15/22	1,970	2,067,633

DISH DBS Corp., 5.875%, 11/15/24	420	422,625

DISH DBS Corp., 7.75%, 7/1/26	1,526	1,543,320

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable & Satellite TV (continued)

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,446	$1,523,723

Ziggo B.V., 4.25%, 1/15/27(3)	EUR	2,129	2,563,992

Ziggo B.V., 4.875%, 1/15/30(1)		1,329	1,357,667

Ziggo B.V., 5.50%, 1/15/27(1)		2,714	2,866,608

Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		358	370,530

Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		265	278,250

			$50,796,721

Capital Goods — 0.5%

BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	$3,059,144

Colfax Corp., 6.00%, 2/15/24(1)		880	938,300

Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)		882	822,465

Harsco Corp., 5.75%, 7/31/27(1)		549	571,657

			$5,391,566

Chemicals — 0.9%

GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		739	$761,170

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,832	2,860,320

PQ Corp., 6.75%, 11/15/22(1)		900	932,625

SPCM SA, 4.875%, 9/15/25(1)		1,185	1,229,438

Valvoline, Inc., 5.50%, 7/15/24		835	870,748

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		927	742,008

W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,366,475

			$9,762,784

Consumer Products — 1.9%

Central Garden & Pet Co., 5.125%, 2/1/28		1,179	$1,217,082

Central Garden & Pet Co., 6.125%, 11/15/23		970	1,007,588

Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,447,075

Energizer Holdings, Inc., 6.375%, 7/15/26(1)		1,541	1,647,021

Mattel, Inc., 6.75%, 12/31/25(1)		4,940	5,180,825

Spectrum Brands, Inc., 5.00%, 10/1/29(1)		712	729,800

Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,430,562

			$20,659,953

Containers — 1.7%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	$842,450

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,713,812

Security	Principal Amount* (000’s omitted)	Value

Containers (continued)

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,415	$1,482,213

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,695	1,783,987

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,195	3,386,700

Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,052,213

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	267,397

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	644,434

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	2,078	2,154,626

Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)	1,429	1,502,236

Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)	1,574	1,676,310

		$18,506,378

Diversified Financial Services — 2.5%

DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,480,252

DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	4,242,747

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,925,406

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,993	3,180,063

MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,343,531

Navient Corp., 8.00%, 3/25/20	3,065	3,137,794

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,821,005

Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	1,855	2,041,706

		$27,172,504

Diversified Media — 0.5%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	2,273	$2,371,717

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	439	483,723

MDC Partners, Inc., 6.50%, 5/1/24(1)	2,276	2,187,805

		$5,043,245

Energy — 14.0%

Aker BP ASA, 4.75%, 6/15/24(1)	2,031	$2,117,318

Aker BP ASA, 5.875%, 3/31/25(1)	1,460	1,551,250

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,150	937,250

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,542	1,906,500

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Antero Resources Corp., 5.625%, 6/1/23	490	$346,063

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	4,113	3,167,010

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	1,336	1,270,937

Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	1,610	1,505,350

Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	1,480	1,169,200

Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,376,050

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	2,977	2,932,345

Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	1,701	1,890,389

Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	3,657	4,214,985

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(1)	3,577	3,661,954

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	623,250

Cheniere Energy Partners, L.P., 5.625%, 10/1/26	2,670	2,833,537

CITGO Holding, Inc., 9.25%, 8/1/24(1)	2,289	2,394,866

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	1,957	1,976,609

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	9,790	9,606,633

CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	2,413	2,443,163

Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,119,150

Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,739,213

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,328,795

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,177,848

Energy Transfer Operating, L.P., 5.875%, 1/15/24	975	1,083,437

Energy Transfer Operating, L.P., 7.50%, 10/15/20	1,780	1,868,090

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	1,630	1,518,378

EnLink Midstream, LLC, 5.375%, 6/1/29	1,713	1,524,570

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(7)	1,045	731,500

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	3,860	1,659,800

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	518,750

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	4,688,362

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	52	46,670

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	4,837	4,111,450

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Jagged Peak Energy, LLC, 5.875%, 5/1/26	1,019	$1,034,285

Matador Resources Co., 5.875%, 9/15/26	4,065	3,922,725

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	2,930,800

MPLX, L.P., 6.375%, 5/1/24(1)	1,465	1,540,031

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	7,211	7,211,000

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	810,323

Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,270	965,200

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,384,496

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,715,510

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,132,063

Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,063,406

PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	3,755	3,886,425

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	3,719,916

PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	3,230	3,326,900

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	4,120	3,848,162

Precision Drilling Corp., 6.50%, 12/15/21	152	151,194

Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	952,650

Precision Drilling Corp., 7.75%, 12/15/23	195	185,250

Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,777,975

Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,932,525

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,256	4,441,320

SM Energy Co., 5.625%, 6/1/25	1,850	1,577,162

SM Energy Co., 6.625%, 1/15/27	1,965	1,660,425

SM Energy Co., 6.75%, 9/15/26	2,741	2,364,113

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	2,205,198

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	1,087	1,165,829

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	2,174	2,356,073

Tervita Corp., 7.625%, 12/1/21(1)	4,135	4,093,650

Transocean, Inc., 7.25%, 11/1/25(1)	2,686	2,383,825

Transocean, Inc., 7.50%, 1/15/26(1)	1,247	1,116,065

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,007	2,016,985

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	556	563,378

WPX Energy, Inc., 5.25%, 10/15/27	651	634,725

		$152,110,256

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Entertainment & Film — 1.0%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,447,675

AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,500	3,182,813

Cinemark USA, Inc., 4.875%, 6/1/23	3,945	4,014,037

Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	1,759	1,838,331

Motion Bondco DAC, 6.625%, 11/15/27(1)(2)	479	489,059

		$10,971,915

Environmental — 1.9%

Clean Harbors, Inc., 4.875%, 7/15/27(1)	1,029	$1,075,243

Clean Harbors, Inc., 5.125%, 7/15/29(1)	617	658,648

Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,296,900

Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,316,781

GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,840,381

GFL Environmental, Inc., 7.00%, 6/1/26(1)	2,785	2,959,063

GFL Environmental, Inc., 8.50%, 5/1/27(1)	5,041	5,557,702

Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,960	2,033,500

		$20,738,218

Food & Drug Retail — 0.4%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	1,807	$1,944,784

Murphy Oil USA, Inc., 4.75%, 9/15/29	1,277	1,336,061

Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,283,078

		$4,563,923

Food, Beverage & Tobacco — 2.1%

Dole Food Co., Inc., 7.25%, 6/15/25(1)	2,148	$2,056,710

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	2,898	3,129,840

Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,612	1,712,750

Post Holdings, Inc., 5.00%, 8/15/26(1)	2,490	2,599,186

Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,779,603

Post Holdings, Inc., 5.50%, 12/15/29(1)	1,001	1,057,757

Post Holdings, Inc., 5.625%, 1/15/28(1)	2,154	2,312,858

Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,005,800

US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,359,994

		$23,014,498

Gaming — 4.0%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	3,679	$3,775,574

Eldorado Resorts, Inc., 6.00%, 4/1/25	2,156	2,277,275

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,355	3,464,037

Security	Principal Amount* (000’s omitted)	Value

Gaming (continued)

GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	$859,102

GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,912,632

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	1,015	1,083,513

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	3,193,450

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	1,082	1,224,013

MGM Resorts International, 5.75%, 6/15/25	3,105	3,462,075

MGM Resorts International, 6.625%, 12/15/21	1,275	1,384,969

MGM Resorts International, 7.75%, 3/15/22	2,585	2,901,662

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,693	3,993,056

Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,947,492

VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,167,146

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,871	2,996,606

Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,135	2,235,078

		$43,877,680

Healthcare — 11.7%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	5,152	$5,808,880

Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	1,420	1,609,953

Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	760	827,213

Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	882	898,097

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,944,790

Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	2,626	2,753,821

Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,015	1,120,306

Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	4,084,227

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,427,750

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	689	721,728

Centene Corp., 4.75%, 1/15/25	5,365	5,563,559

Centene Corp., 5.375%, 6/1/26(1)	5,880	6,238,680

Centene Corp., 6.125%, 2/15/24	3,740	3,893,116

Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	853	871,212

Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,254,312

Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(6)	1,250	1,264,062

Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(6)	4,220	4,293,850

Encompass Health Corp., 4.50%, 2/1/28	900	922,500

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Encompass Health Corp., 4.75%, 2/1/30		1,070	$1,106,112

HCA, Inc., 5.00%, 3/15/24		1,435	1,566,896

HCA, Inc., 5.25%, 6/15/26		2,196	2,460,633

HCA, Inc., 5.375%, 9/1/26		3,410	3,725,425

HCA, Inc., 5.625%, 9/1/28		4,205	4,735,881

HCA, Inc., 5.875%, 2/15/26		12,010	13,541,275

HCA, Inc., 5.875%, 2/1/29		2,038	2,313,130

HCA, Inc., 7.50%, 2/15/22		1,530	1,701,360

Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)		540	557,550

Hologic, Inc., 4.375%, 10/15/25(1)		1,405	1,446,490

IQVIA, Inc., 5.00%, 5/15/27(1)		1,076	1,143,250

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		3,998	4,147,925

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		5,380	5,655,456

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		13,388	12,551,250

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		4,068	4,474,800

Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,394	906,100

Teleflex, Inc., 4.625%, 11/15/27		2,310	2,428,387

Teleflex, Inc., 5.25%, 6/15/24		845	868,238

Tenet Healthcare Corp., 4.625%, 9/1/24(1)		476	488,781

Tenet Healthcare Corp., 5.125%, 11/1/27(1)		2,855	2,979,849

Vizient, Inc., 6.25%, 5/15/27(1)		687	742,599

WellCare Health Plans, Inc., 5.25%, 4/1/25		5,905	6,202,095

WellCare Health Plans, Inc., 5.375%, 8/15/26(1)		3,622	3,861,957

			$127,103,495

Homebuilders & Real Estate — 2.1%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		2,962	$3,098,992

ESH Hospitality, Inc., 4.625%, 10/1/27(1)		2,194	2,205,189

ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	5,437,525

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,749	1,657,475

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,447	1,483,175

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		1,950	2,162,063

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		1,493	1,674,698

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		320	345,600

Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)(3)	EUR	1,500	1,688,909

Vivion Investments S.a.r.l., 3.00%, 8/8/24(3)	EUR	2,600	2,895,430

			$22,649,056

Security	Principal Amount* (000’s omitted)	Value

Hotels — 0.3%

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,180	$3,243,600

		$3,243,600

Insurance — 0.9%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	3,790	$3,951,492

Hub International, Ltd., 7.00%, 5/1/26(1)	3,491	3,604,457

USI, Inc., 6.875%, 5/1/25(1)	1,774	1,809,480

		$9,365,429

Leisure — 1.3%

Merlin Entertainments PLC, 5.75%, 6/15/26(1)	2,229	$2,382,244

NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,293	2,330,261

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	1,470	1,470,441

Viking Cruises, Ltd., 5.875%, 9/15/27(1)	6,132	6,530,580

Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,906,450

		$14,619,976

Metals & Mining — 2.4%

Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)	1,742	$1,872,650

Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	1,605	1,695,281

Constellium SE, 5.875%, 2/15/26(1)	2,004	2,094,180

Eldorado Gold Corp., 9.50%, 6/1/24(1)	992	1,076,320

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	1,968	1,936,020

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	3,836	3,867,167

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	1,965	1,977,281

Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,756,613

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,526	2,361,810

Hecla Mining Co., 6.875%, 5/1/21	1,273	1,260,270

New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,437,426

Novelis Corp., 5.875%, 9/30/26(1)	2,118	2,229,407

Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,509,500

		$26,073,925

Railroad — 0.7%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,883,475

		$7,883,475

Restaurant — 0.7%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$884,725

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Restaurant (continued)

Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,736	$2,825,193

Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,039	1,096,145

Yum! Brands, Inc., 3.875%, 11/1/20	855	867,825

Yum! Brands, Inc., 4.75%, 1/15/30(1)	1,347	1,416,034

		$7,089,922

Services — 4.0%

Ashtead Capital, Inc., 4.00%, 5/1/28(1)(2)	1,041	$1,047,506

Ashtead Capital, Inc., 4.25%, 11/1/29(1)(2)	746	756,257

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	761,644

Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,836	3,002,615

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	2,936	3,053,440

GW B-CR Security Corp., 9.50%, 11/1/27(1)	1,828	1,882,840

IAA, Inc., 5.50%, 6/15/27(1)	992	1,065,309

IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,413,795

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	1,711	1,747,992

KAR Auction Services, Inc., 5.125%, 6/1/25(1)	2,937	3,080,179

Laureate Education, Inc., 8.25%, 5/1/25(1)	8,679	9,460,110

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	5,915	6,092,450

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,839,606

TMS International Holding Corp., 7.25%, 8/15/25(1)	2,086	1,731,380

West Corp., 8.50%, 10/15/25(1)	2,702	2,053,520

		$43,988,643

Steel — 0.6%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,821	$1,898,393

Allegheny Technologies, Inc., 5.95%, 1/15/21	970	1,003,950

Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	3,994,184

		$6,896,527

Super Retail — 1.0%

Party City Holdings, Inc., 6.625%, 8/1/26(1)	987	$957,390

PVH Corp., 7.75%, 11/15/23	3,385	3,929,020

Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,862,000

William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,615,700

		$11,364,110

Technology — 3.5%

CDK Global, Inc., 5.25%, 5/15/29(1)	984	$1,046,115

CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,378,125

CommScope, Inc., 8.25%, 3/1/27(1)	1,010	960,490

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	2,788	2,293,130

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

CommScope Technologies, LLC, 6.00%, 6/15/25(1)		4,350	$3,916,087

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		4,005	4,251,307

EIG Investors Corp., 10.875%, 2/1/24		4,750	4,821,250

Entegris, Inc., 4.625%, 2/10/26(1)		1,137	1,176,258

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		2,305	2,451,944

MTS Systems Corp., 5.75%, 8/15/27(1)		768	806,400

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		6,614	3,075,510

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		8,995	9,669,625

SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	1,027,069

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		562	554,975

			$38,428,285

Telecommunications — 8.5%

Altice Finco SA, 4.75%, 1/15/28(3)	EUR	3,160	$3,437,782

Altice Finco SA, 8.125%, 1/15/24(1)		1,339	1,384,191

Altice France SA, 3.375%, 1/15/28(3)	EUR	3,867	4,330,271

Altice France SA, 5.50%, 1/15/28(1)		2,740	2,798,225

Altice France SA, 7.375%, 5/1/26(1)		3,020	3,241,502

Altice France SA, 8.125%, 2/1/27(1)		3,829	4,254,976

Altice Luxembourg SA, 7.625%, 2/15/25(1)		1,145	1,185,075

Altice Luxembourg SA, 10.50%, 5/15/27(1)		2,160	2,448,900

CenturyLink, Inc., 6.75%, 12/1/23		1,804	2,013,715

CenturyLink, Inc., 7.50%, 4/1/24		359	408,363

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,261	4,420,787

Digicel, Ltd., 6.00%, 4/15/21(1)		4,250	3,187,542

Equinix, Inc., 5.875%, 1/15/26		1,890	2,012,283

Frontier California, Inc., 6.75%, 5/15/27		895	846,894

Hughes Satellite Systems Corp., 5.25%, 8/1/26		2,793	3,002,475

Intelsat Jackson Holdings SA, 5.50%, 8/1/23		785	737,900

Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)		2,586	2,611,058

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		1,337	1,372,096

Level 3 Financing, Inc., 5.25%, 3/15/26		2,180	2,280,825

Level 3 Financing, Inc., 5.375%, 1/15/24		2,215	2,262,069

Level 3 Parent, LLC, 5.75%, 12/1/22		750	753,750

Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)		799	838,950

SBA Communications Corp., 4.00%, 10/1/22		2,295	2,352,719

SBA Communications Corp., 4.875%, 9/1/24		1,385	1,443,863

Sprint Capital Corp., 6.875%, 11/15/28		2,638	2,868,825

Sprint Corp., 7.125%, 6/15/24		2,270	2,468,625

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Sprint Corp., 7.25%, 9/15/21	2,545	$2,722,030

Sprint Corp., 7.625%, 2/15/25	3,285	3,617,606

Sprint Corp., 7.625%, 3/1/26	2,179	2,415,966

Sprint Corp., 7.875%, 9/15/23	7,636	8,447,325

T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,157,963

T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,274,257

T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,065,216

Telecom Italia SpA, 5.303%, 5/30/24(1)	2,962	3,180,448

ViaSat, Inc., 5.625%, 4/15/27(1)	1,494	1,577,589

Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,106	2,172,866

		$92,594,927

Transport Excluding Air & Rail — 0.4%

XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,352,575

XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,271,064

		$4,623,639

Utility — 3.5%

AES Corp. (The), 4.00%, 3/15/21	1,293	$1,317,244

AES Corp. (The), 5.125%, 9/1/27	968	1,043,001

AES Corp. (The), 5.50%, 4/15/25	263	273,770

AES Corp. (The), 6.00%, 5/15/26	5,810	6,225,705

Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,306,687

Calpine Corp., 5.75%, 1/15/25	3,006	3,092,422

Drax Finco PLC, 6.625%, 11/1/25(1)	1,493	1,588,179

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,549,969

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,602	1,640,048

NRG Energy, Inc., 5.25%, 6/15/29(1)	1,247	1,342,084

NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,598,284

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,459,350

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	2,251,862

Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,015,125

Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	4,112	4,266,200

		$37,969,930

Total Corporate Bonds & Notes (identified cost $928,017,679)		$945,038,496

Senior Floating-Rate Loans — 6.8%(8)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%

TransDigm, Inc., Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$1,575	$1,566,160

		$1,566,160

Automotive & Auto Parts — 0.2%

Navistar International Corp., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$1,731	$1,712,535

		$1,712,535

Broadcasting — 0.2%

iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(9)	$2,833	$1,865,060

iHeartCommunications, Inc., Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26	294	294,986

		$2,160,046

Building Materials — 0.1%

Hillman Group, Inc. (The), Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$1,202	$1,139,315

		$1,139,315

Cable & Satellite TV — 0.2%

CSC Holdings, LLC, Term Loan, 4.33%, (2 mo. USD LIBOR + 2.50%), Maturing 4/15/27	$1,604	$1,603,970

		$1,603,970

Capital Goods — 0.1%

Cortes NP Acquisition Corporation, Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$1,336	$1,265,893

		$1,265,893

Food, Beverage & Tobacco — 0.3%

HLF Financing S.a.r.l., Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$3,732	$3,748,297

		$3,748,297

Gaming — 0.5%

Lago Resort & Casino, LLC, Term Loan, 11.60%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$954	$944,889

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming (continued)

Peninsula Pacific Entertainment, LLC, Term Loan, 9.35%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	$2,057	$2,057,000

Stars Group Holdings B.V. (The), Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	2,104	2,114,573

		$5,116,462

Healthcare — 0.5%

Envision Healthcare Corporation, Term Loan, Maturing 10/10/25(9)	$1,799	$1,461,449

National Mentor Holdings, Inc., Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	3,427	3,436,572

		$4,898,021

Insurance — 0.3%

Sedgwick Claims Management Services, Inc., Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	$3,400	$3,305,736

		$3,305,736

Metals & Mining — 0.5%

GrafTech Finance, Inc., Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$5,954	$5,723,082

		$5,723,082

Services — 1.6%

AlixPartners, LLP, Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$2,367	$2,368,697

Asurion, LLC, Term Loan - Second Lien, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	15,010	15,110,072

		$17,478,769

Steel — 0.2%

Big River Steel, LLC, Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,656	$2,646,669

		$2,646,669

Technology — 1.6%

Applied Systems, Inc., Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$2,791	$2,781,632

EIG Investors Corp., Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	3,450	3,277,191

Infor (US), Inc., Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	5,456	5,466,451

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)

SS&C Technologies, Inc., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	$2,673	$2,681,946

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	709	710,598

Veritas Bermuda, Ltd., Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	2,314	2,153,102

		$17,070,920

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$1,997	$1,982,687

Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	1,640	1,682,640

		$3,665,327

Utility — 0.1%

TEX Operations Co., LLC, Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$731	$734,043

Vistra Operations Company, LLC, Term Loan, 3.83%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	484	486,709

		$1,220,752

Total Senior Floating-Rate Loans (identified cost $75,088,699)		$74,321,954

Common Stocks — 1.3%
Security	Shares	Value

Broadcasting — 0.0%(12)

iHeartMedia, Inc., Class A(13)(14)	3,899	$55,912

		$55,912

Consumer Products — 0.0%(12)

HF Holdings, Inc.(13)(15)(16)	13,600	$80,934

		$80,934

Diversified Media — 0.2%

Clear Channel Outdoor Holdings, Inc.(13)(14)	810,396	$1,888,223

		$1,888,223

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Energy — 0.1%

Ascent CNR Corp., Class A(13)(15)(16)	6,273,462	$1,643,647

Nine Point Energy Holdings, Inc.(13)(15)(16)	31,737	317

		$1,643,964

Gaming — 0.2%

Caesars Entertainment Corp.(13)	153,567	$1,885,803

New Cotai Participation Corp., Class B(13)(15)(16)	7	0

		$1,885,803

Healthcare — 0.6%

Acadia Healthcare Co., Inc.(13)	60,000	$1,799,400

Bausch Health Cos., Inc.(13)	90,000	2,235,600

Centene Corp.(13)	40,000	2,123,200

Surgery Partners, Inc.(13)	120,000	954,000

		$7,112,200

Metals & Mining — 0.2%

Constellium SE, Class A(13)	130,000	$1,732,900

		$1,732,900

Total Common Stocks (identified cost $17,430,133)		$14,399,936

Convertible Preferred Stocks — 0.0%(12)
Security	Shares	Value

Energy — 0.0%(12)

Nine Point Energy Holdings, Inc., Series A, 12.00%(6)(13)(15)(16)	591	$341,463

Total Convertible Preferred Stocks (identified cost $591,000)		$341,463

Miscellaneous — 0.9%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(13)(15)	8,415,190	$0

		$0

Security	Principal Amount/ Shares	Value

Gaming — 0.9%

PGP Investors, LLC, Membership Interests(13)(15)(16)	30,326	$9,270,709

		$9,270,709

Technology — 0.0%(12)

Avaya, Inc., Escrow Certificates(13)(15)	$695,000	$0

		$0

Total Miscellaneous (identified cost $2,678,042)		$9,270,709

Warrants — 0.0%(12)
Security	Shares	Value

Broadcasting — 0.0%(12)

iHeartMedia, Inc., Exp. 5/1/39(13)(14)	11,153	$154,748

		$154,748

Total Warrants (identified cost $203,542)		$154,748

Short-Term Investments — 3.3%

Repurchase Agreements — 0.2%
Description	Principal Amount (000’s omitted)	Value

Morgan Stanley:

Dated 10/28/19, an interest rate of 1.45% and repurchase proceeds of $2,080,503, collateralized by $2,000,000 Mednax, Inc. 6.25%, due 1/15/27 and a market value, including accrued interest, of $2,020,606(17)	$2,000	$2,080,000

Total Repurchase Agreements (identified cost $2,080,000)		$2,080,000

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Other — 3.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(18)	33,802,709	$33,802,709

Total Other (identified cost $33,799,088)		$33,802,709

Total Short-Term Investments (identified cost $35,879,088)		$35,882,709

Total Investments — 99.1% (identified cost $1,059,888,183)		$1,079,410,015

Securities Sold Short — (0.2)%

Corporate Bonds & Notes — (0.2)%
Security	Principal Amount (000’s omitted)	Value

MEDNAX, Inc., 6.25%, 1/15/27(1)	$(2,000)	$(1,983,800)

Total Securities Sold Short (proceeds $1,995,000)		$(1,983,800)

Other Assets, Less Liabilities — 1.1%		$11,573,004

Net Assets — 100.0%		$1,088,999,219

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $614,946,628 or 56.5% of the Portfolio’s net assets.

(2)	When-issued security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $20,904,771 or 1.9% of the Portfolio’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Represents a payment-in-kind security which may pay interest/dividends in additional principal at the issuer’s discretion.

(7)	Issuer is in default with respect to interest and/or principal payments.
(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(9)	This Senior Loan will settle after October 31, 2019, at which time the interest rate will be determined.

(10)

The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05%.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(16)	Restricted security (see Note 5).

(17)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	14,915,123	EUR	13,336,722	Bank of America, N.A.	1/31/20	$—	$(50,440)

USD	1,653,686	EUR	1,480,185	State Street Bank and Trust Company	1/31/20	—	(7,276)

USD	12,150,764	EUR	10,865,000	State Street Bank and Trust Company	1/31/20	—	(41,200)

						$—	$(98,916)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $1,026,089,095)	$1,045,607,306

Affiliated investment, at value (identified cost, $33,799,088)	33,802,709

Cash	276,351

Interest receivable	16,126,689

Dividends receivable from affiliated investment	55,332

Receivable for investments sold	8,750,124

Total assets	$1,104,618,511

Liabilities

Payable for investments purchased	$5,343,173

Payable for securities sold short, at value (proceeds, $1,995,000)	1,983,800

Payable for when-issued securities	7,413,045

Payable for open forward foreign currency exchange contracts	98,916

Due to custodian — foreign currency, at value (identified cost, $141)	141

Payable to affiliates:

Investment adviser fee	423,797

Trustees’ fees	4,902

Interest payable for securities sold short	37,499

Accrued expenses	314,019

Total liabilities	$15,619,292

Net Assets applicable to investors’ interest in Portfolio	$1,088,999,219

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income	$71,661,741

Dividends from affiliated investment	723,787

Dividends	17,326

Total investment income	$72,402,854

Expenses

Investment adviser fee	$5,432,898

Trustees’ fees and expenses	61,557

Custodian fee	330,092

Legal and accounting services	101,193

Miscellaneous	38,215

Total expenses	$5,963,955

Net investment income	$66,438,899

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(18,579,223)

Investment transactions — affiliated investment	(854)

Foreign currency transactions	(4,971)

Forward foreign currency exchange contracts	1,364,664

Net realized loss	$(17,220,384)

Change in unrealized appreciation (depreciation) —

Investments	$34,774,692

Investments — affiliated investment	5,446

Securities sold short	11,200

Foreign currency	15,258

Forward foreign currency exchange contracts	(283,727)

Net change in unrealized appreciation (depreciation)	$34,522,869

Net realized and unrealized gain	$17,302,485

Net increase in net assets from operations	$83,741,384

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$66,438,899	$89,265,357

Net realized gain (loss)	(17,220,384)	6,330,923

Net change in unrealized appreciation (depreciation)	34,522,869	(85,828,286)

Net increase in net assets from operations	$83,741,384	$9,767,994

Capital transactions —

Contributions	$55,460,769	$81,525,050

Withdrawals	(423,305,095)	(483,089,422)

Net decrease in net assets from capital transactions	$(367,844,326)	$(401,564,372)

Net decrease in net assets	$(284,102,942)	$(391,796,378)

Net Assets

At beginning of year	$1,373,102,161	$1,764,898,539

At end of year	$1,088,999,219	$1,373,102,161

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.50%	0.48%	0.48%	0.48%	0.52%

Net investment income	5.61%	5.61%	5.61%	5.61%	5.58%

Portfolio Turnover	32%	39%	42%	39%	38%

Total Return	7.74%	0.59%	8.13%	7.74%	0.82%

Net assets, end of year (000’s omitted)	$1,088,999	$1,373,102	$1,764,899	$1,876,636	$1,288,137

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 80.5% and 19.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

34

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

35

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

J  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

K  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $5,432,898 or 0.46% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, securities sold short and principal repayments on Senior Loans, aggregated $362,813,822 and $667,338,692, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,055,468,738

Gross unrealized appreciation	$50,885,174

Gross unrealized depreciation	(28,927,615)

Net unrealized appreciation	$21,957,559

36

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

5  Restricted Securities

At October 31, 2019, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,643,647

HF Holdings, Inc.	10/27/09	13,600	730,450	80,934

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	317

Total Common Stocks			$2,407,317	$1,724,898

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$341,463

Total Convertible Preferred Stocks			$591,000	$341,463

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,678,153	$9,270,709

Total Miscellaneous			$2,678,153	$9,270,709

Total Restricted Securities			$5,676,470	$11,337,070

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $98,916. At October 31, 2019, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

37

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(98,916	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(98,916)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(50,440)	$—	$—	$—	$(50,440)

State Street Bank and Trust Company	(48,476)	—	—	—	(48,476)

	$(98,916)	$—	$—	$—	$(98,916)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,364,664	$(283,727)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2019, which is indicative of the volume of this derivative type, was approximately $33,708,000.

38

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $33,802,709, which represents 3.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$18,251,742	$363,305,046	$(347,758,671)	$(854)	$5,446	$33,802,709	$723,787	33,802,709

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

High Income Opportunities Portfolio

October 31, 2019

Notes to Financial Statements — continued

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$945,038,496	$—	$945,038,496

Senior Floating-Rate Loans	—	74,321,954	—	74,321,954

Common Stocks	12,675,038	—	1,724,898	14,399,936

Convertible Preferred Stocks	—	—	341,463	341,463

Miscellaneous	—	—	9,270,709	9,270,709

Warrants	—	154,748	—	154,748

Short-Term Investments —

Repurchase Agreements	—	2,080,000	—	2,080,000

Other	—	33,802,709	—	33,802,709

Total Investments	$12,675,038	$1,055,397,907	$11,337,070	$1,079,410,015

Liability Description

Securities Sold Short	$—	$(1,983,800)	$—	$(1,983,800)

Forward Foreign Currency Exchange Contracts	—	(98,916)	—	(98,916)

Total	$—	$(2,082,716)	$—	$(2,082,716)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

40

High Income Opportunities Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

41

Eaton Vance

High Income Opportunities Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

42

Eaton Vance

High Income Opportunities Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

43

Eaton Vance

High Income Opportunities Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$78,813	$80,186
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,277	$17,036
All Other Fees(3)	$0	$0

Total	$96,090	$97,222

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$17,277	$17,036
Eaton Vance(1)	$126,485	$59,903

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019